Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ 4,504,291	$ 3,714,535
Adjustments to reconcile Net Income (Loss) to net cash provided by operating activities:
Provision for loan losses	10,542,569	8,200,608
Depreciation and amortization	1,209,482	1,150,885
Provision for prepaid income taxes	(23,647)	(81,157)
Other	50,658	32,717
Decrease (increase) in miscellaneous other assets	1,198,332	4,449,875
Decrease in other liablities	(8,025,217)	(9,465,871)
Net Cash Provided by (Used in) Operating Activities	9,456,468	8,001,592
CASH FLOWS FROM INVESTING ACTIVITIES:
Loans originated or purchased	(111,508,272)	(105,441,907)
Loan payments	105,065,043	99,052,995
Purchases of marketable debt securities	0	(7,797,631)
Redemptions of marketable debt securities	1,895,000	3,680,000
Fixed asset additions, net	(1,198,594)	(810,905)
Net Cash Provided by (Used in) Investing Activities	(5,746,823)	(11,317,448)
CASH FLOWS FROM FINANCING ACTIVITIES:
Net increase (decrease) in senior demand notes outstanding	(190,414)	5,479,752
Advances on credit line	36,900,848	131,104
Payments on credit line	(46,780,848)	(131,104)
Commercial paper issued	32,763,035	12,514,355
Commercial paper redeemed	(18,032,590)	(7,720,024)
Subordinated debt securities issued	1,691,386	1,328,746
Subordinated debt securities redeemed	(3,160,727)	(1,800,244)
Dividends / Distributions	(118,333)	0
Net Cash Provided by (Used in) Financing Activities	3,072,357	9,802,585
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	6,782,002	6,486,729
CASH AND CASH EQUIVALENTS, beginning	14,025,868	35,243,781
CASH AND CASH EQUIVALENTS, ending	20,807,870	41,730,510
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION:
Cash paid during the period for Interest	4,276,503	3,279,055
SUPPLEMENTAL DISCLOSURES FOR NON-CASH INVESTING AND FINANCING ACTIVITIES:
Right-of-Use Assets Obtained in Exchange for Operating Lease Liabilities	$ 29,781,213	$ 0